Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Assets:
Trade receivables (net of allowances for doubtful accounts amounted to $24 and $9 as of June 30, 2018 and December 31, 2017, respectively)	$ 14,393	$ 20,266
Other accounts receivable and prepaid expenses	2,685	2,685
Liabilities:
Other accounts payables and accrued expenses	2,275	3,428
Related Parties [Member]
Assets:
Other accounts receivable and prepaid expenses		2
Liabilities:
Trade payables	106	63
Other accounts payables and accrued expenses	$ 187	$ 140